Subsidiary undertakings	12 Months Ended
Dec. 31, 2023
Subsidiary undertakings
Subsidiary undertakings

Note 21     Subsidiary undertakings

The following chart illustrates main companies of the Group structure as of December 31, 2023:

(1)	GeoPark Ecuador S.A. holds 50% working interest in the consortiums that operate the Espejo and Perico Blocks.

During the year ended December 31, 2023, the following change to the Group structure has taken place:

●	The merger process between GeoPark Colombia S.A.S., GeoPark Colombia E&P S.A. and Petrodorado South America S.A., with GeoPark Colombia S.A.S. being the surviving company, became effective as of its registration in the Public Registry of the Chamber of Commerce of Bogota on January 27, 2023.

●	As a result of the abovementioned merger and to comply with local regulatory obligations, GeoPark Colombia S.A.S. incorporated a branch in Panama, which is currently dormant.

Details of all the subsidiaries of the Group as of December 31, 2023, are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A. (Argentina)	100% (a)
	GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.p.A. (Chile)	100% (a) (c)
	GeoPark Fell S.p.A. (Chile)	100% (a) (c)
	GeoPark Magallanes Limitada (Chile)	100% (a) (c)
	GeoPark TdF S.p.A. (Chile)	100% (a) (c)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Colombia, S.L.U. (Spain)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Ecuador S.A. (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
	Amerisur Resources Limited (United Kingdom)	100% (a)
	Amerisur Exploración Colombia Limited (British Virgin Islands)	100% (a)
	Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)	100% (a)
	Yarumal S.A.S. (Colombia)	100% (a) (b)
	Fenix Oil & Gas Limited (British Virgin Islands)	100% (a) (b)
	Fenix Oil & Gas Limited Sucursal Colombia (Colombia)	100% (a) (b)
	Amerisurexplor Ecuador S.A. (Ecuador)	100% (a) (b)
	Amerisur S.A. (Paraguay)	100% (a) (b)
	Market Access LLP (United States)	9%
	GeoPark Colombia S.A.S. Sucursal Panama (Panama)	100% (a) (b)
(a)	Indirectly owned.
(b)	Dormant companies.
(c)	Divested in January 2024. See Note 36.1.

Details of the joint operations of the Group as of December 31, 2023, are set out below:

	Name and registered office	Ownership interest
Joint operations	Flamenco Block (Chile)	50% (a) (c)
	Campanario Block (Chile)	50% (a) (c)
	Isla Norte Block (Chile)	60% (a) (c)
	Llanos 34 Block (Colombia)	45% (a)
	Llanos 32 Block (Colombia)	12.5%
	Puelen Block (Argentina)	18% (b)
	Los Parlamentos (Argentina)	50% (d)
	Manati Field (Brazil)	10%
	POT-T-785 Block (Brazil)	70% (a)
	Espejo Block (Ecuador)	50% (a)
	Perico Block (Ecuador)	50%
	Llanos 86 Block (Colombia)	50% (a)
	Llanos 87 Block (Colombia)	50% (a)
	Llanos 104 Block (Colombia)	50% (a)
	Llanos 123 Block (Colombia)	50% (a)
	Llanos 124 Block (Colombia)	50% (a)
	CPO-5 Block (Colombia)	30%
	Mecaya Block (Colombia)	50% (a)
	PUT-8 Block (Colombia)	50% (a)
	PUT-9 Block (Colombia)	50% (a)
	Tacacho Block (Colombia)	50% (a) (b)
	Terecay Block (Colombia)	50% (a) (b)
	Llanos 94 Block (Colombia)	50% (d)
	PUT-36 Block (Colombia)	50% (a)
	CPO-4-1 Block (Colombia)	50%
(a)	GeoPark is the operator.
(b)	In process of relinquishment.
(c)	Divested in January 2024. See Note 36.1.
(d)	GeoPark agreed to transfer its 50% working interest to its joint operation partner.